SCHEDULE OF LEASE LIABILITIES (Details) - HKD ($)	6 Months Ended	12 Months Ended
	Sep. 30, 2025	Mar. 31, 2025	Mar. 31, 2024	Mar. 31, 2023
Notes and other explanatory information [abstract]
Carrying amount at the beginning of the year / period	$ 656,794	$ 779,854	$ 398,431	$ 147,327
New leases		138,919	818,605	611,067
Accretion of interest recognized during the year / period	9,670	30,305	24,370	16,023
Early termination of operating lease during the year			(207,018)	(101,996)
Payments	(302,090)	(292,284)	(254,534)	(273,990)
Total	364,374	656,794	779,854	398,431
Current portion	364,374	534,235	178,001	144,074
Non-current portion		$ 122,559	$ 601,853	$ 254,357